Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 7. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at December 31, 2023 and 2022, consisted of the following:

	December 31, 2023	December 31, 2022
Prepayment on inventory not received	$1,467	$—
Miscellaneous prepaid expenses	116,740	140,676
Value added tax receivable	227,433	158,200
Security deposit	33,850	16,346
Prepaid expenses and other current assets	$379,490	$315,222